Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Property and Equipment

Property and equipment consisted of the following:

			Estimated Useful
	June 30, 2024	December 31, 2023	Lives (Years)

Vehicles	$5,119,048	$5,119,048	5
Equipment	277,304	265,637	5
Office furniture	129,475	129,475	5
Leasehold improvements	29,422	29,422	5
Office equipment	9,471	9,471	5
Property and equipment, gross	5,564,720	5,553,053
Accumulated depreciation	(2,783,756)	(2,242,866)
Total property and equipment - net	$2,780,964	$3,310,187

Property and equipment consisted of the following:

	December 31, 2023	December 31, 2022	Estimated Useful Lives (Years)

Equipment	$265,637	$265,637	5
Leasehold improvements	29,422	29,422	5
Vehicles	5,119,048	5,142,828	5
Office furniture	129,475	129,475	5
Office equipment	9,471	9,471	5
Construction in process	-	147,006	5
	5,553,053	5,723,839
Accumulated depreciation	(2,242,866)	(1,134,680)
Total property and equipment - net	$3,310,187	$4,589,159

Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	June 30, 2024	December 31, 2023	Estimated Useful Lives (Years)

Vehicle	$88,734	$88,734	5
Accumulated depreciation	(19,588)	(9,992)
Total property and equipment - net	$69,146	$78,742